DOCUMENT AND ENTITY INFORMATION	Oct. 30, 2020
Cover [Abstract]
Document type	8-K
Document period end date	Oct. 30, 2020
Entity registrant name	HONEYWELL INTERNATIONAL INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8974
Entity Tax Identification Number	22-2640650
Entity Address, Address Line One	300 SOUTH TRYON STREET
Entity Address, City or Town	CHARLOTTE
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	704
Local Phone Number	627-6200
Entity Listings [Line Items]
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment flag	false
Entity central index key	0000773840
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $1 per share*
Trading Symbol	HON
NEW YORK STOCK EXCHANGE, INC.	NYSE
1.300% Senior Notes due 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.300% Senior Notes due 2023
Trading Symbol	HON 23A
NEW YORK STOCK EXCHANGE, INC.	NYSE
0.000% Senior Notes due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.000% Senior Notes due 2024
Trading Symbol	HON 24A
NEW YORK STOCK EXCHANGE, INC.	NYSE
2.250% Senior Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.250% Senior Notes due 2028
Trading Symbol	HON 28A
NEW YORK STOCK EXCHANGE, INC.	NYSE
0.750% Senior Notes due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.750% Senior Notes due 2032
Trading Symbol	HON 32
NEW YORK STOCK EXCHANGE, INC.	NYSE